Summary of Significant Accounting Policies (Details) - Schedule of intangible assets estimated useful lives	6 Months Ended
Mar. 31, 2022
Land use rights [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible assets estimated useful lives [Line Items]
Useful life	50 years
Software [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible assets estimated useful lives [Line Items]
Useful life	3 years